Income taxes - Schedule of Reconciliation Between Actual Income Taxes and The Theoretical Income Taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Major components of tax expense (income) [abstract]
Applicable tax rate	24.00%	24.00%		24.00%
Profit/(Loss) before taxes	€ 169,094	€ 101,081	[1]	€ (96,959)	[1]
Theoretical income tax (expense)/benefit - tax rate 24%	(40,583)	(24,259)		23,270
Non-taxable income/(Non-deductible costs)	11,454
Non-taxable income/(Non-deductible costs)		(8,256)		(23,863)
Differences between foreign tax rates and the theoretical applicable tax rate	5,847	10,829		(2,849)
Tax benefit/(expense) relating to prior years	2,997	(96)		(2,668)
Deferred tax assets recognized from previous years	7,425	0		0
Deferred tax assets not recognized	(4,107)	1,876		(14,978)
Tax on dividends and earnings	(5,613)	(5,366)		(9,027)
Other tax items	(6,363)	(6,934)		449
Total tax expense, excluding IRAP	€ (28,943)	€ (32,206)		€ (29,666)
Effective tax rate, excluding IRAP	17.10%	31.90%		(30.60%)
Italian regional income tax expense (IRAP)	€ (4,490)	€ (3,596)		€ (1,036)
Total income tax	€ (33,433)	€ (35,802)	[1]	€ (30,702)	[1]
Effective tax rate	19.80%	35.40%		(31.70%)

[1]
(*) Starting with the year ended December 31, 2023, the Group presents the consolidated statement of profit and loss by function, which is most representative of the way the Chief Operating Decision Maker and management view the business, and therefore it provides reliable and more relevant information and is consistent with international practice. In order to conform to this new presentation, the information for the year ended December 31, 2022 and 2021 have been reclassified compared to what was previously presented by the Group.